Accrued Expenses and Other Current Liabilities - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of Revenue
Product Warranty Liability [Line Items]
Warranty costs recorded	¥ 23,093	¥ 14,153	¥ 12,255